FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 1,151	$ 12,190
Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	490	11,713
Convertible notes
Disclosure of detailed information about financial instruments [line items]
Convertible notes	0	11,118	[1]
Convertible notes | Fair value
Disclosure of detailed information about financial instruments [line items]
Convertible notes	0	11,283	[2]
Liability in respect of royalties to the IIA and other government institutions
Disclosure of detailed information about financial instruments [line items]
Liability in respect of royalties to the IIA and other government institutions	1,151	1,072
Liability in respect of royalties to the IIA and other government institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Liability in respect of royalties to the IIA and other government institutions	$ 490	$ 430

[1]	Quoted market price on the TASE.
[2]	Including interest payable, but excluding the fair value of the embedded warrants.